Concentrations (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Federal deposit insurance corporation					$ 250,000
Non-interest bearing bank deposit account	$ 106,000		$ 106,000		102,000
Revenue	$ 5,051,000	$ 1,751,000	$ 10,585,000	$ 6,297,000	$ 9,317,000	$ 4,118,000
Sales Revenue, Net [Member] | Four Major Customers [Member]
Concentration risk, percentage					87.00%
Revenue					$ 8,072,000
Sales Revenue, Net [Member] | Two Major Customers [Member]
Concentration risk, percentage						77.00%
Revenue						$ 3,181,000
Purchase [Member]
Concentration risk, percentage	39.00%	67.00%	37.00%	63.00%
Total purchase	$ 2,581,000	$ 1,735,000	$ 4,802,000	$ 5,117,000
Purchase [Member] | Three Suppliers [Member]
Concentration risk, percentage					62.00%	50.00%
Total purchase					$ 6,855,000	$ 2,285,000